Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss

NOTE 17 — ACCUMULATED OTHER COMPREHENSIVE LOSS

The tables below present the changes in accumulated other comprehensive loss by component and the reclassification out of accumulated other comprehensive loss:

Changes in Accumulated Other Comprehensive Loss by Component (in millions) (a)

	Foreign Currency Adjustment	Pension and OPEB Liability	Total Accumulated Other Comprehensive Loss
Balance at January 1, 2012	$(4.7)	$(29.8)	$(34.5)

Other comprehensive loss before reclassifications	1.9	(11.4)	(9.5)
Amounts reclassified into earnings	—	0.4	0.4

Net current period other comprehensive income (loss)	1.9	(11.0)	(9.1)

Balance at December 31, 2012	(2.8)	(40.8)	(43.6)

Other comprehensive income before reclassifications	1.3	33.0	34.3
Amounts reclassified into earnings	—	2.5	2.5

Net current period other comprehensive income	1.3	35.5	36.8

Balance at December 31, 2013	(1.5)	(5.3)	(6.8)

Other comprehensive loss before reclassifications	(9.7)	(25.2)	(34.9)
Amounts reclassified into earnings	—	0.1	0.1

Net current period other comprehensive loss	(9.7)	(25.1)	(34.8)

Balance at December 31, 2014	$(11.2)	$(30.4)	$(41.6)

(a)	All amounts are net of tax.

Reclassification out of Accumulated Other Comprehensive Loss

The reclassification out of accumulated other comprehensive loss for the year ended December 31, 2014 was as follows (in millions):

	Amount Reclassified from Accumulated Other Comprehensive Loss	Affected Line Item in the Statement of Comprehensive Loss
Pension and OPEB Liability
Amortization of unrecognized loss	$—	(a)
Amortization of prior service cost	0.1	(a)

	0.1	Pre-tax
Tax effect	—	Tax expense

Total reclassification for the period	$0.1	Net of tax

(a)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost. See Note 12 for further information on the adjustments related to defined benefit plans.